Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments and Risk Management [Abstract]
Schedule of foreign currency risk
	December 31, 2021	December 31, 2020
	($)	($)
Cash	162,135	86,800
Lease Obligations	-	(741,868)
Accounts payable and accrued liabilities	(142,726)	(1,092,402)
	19,409	(1,747,470)